Note 3 - Investment Securities: Schedule of Investment Securities Fair Value and Unrealized Losses (Details) - US States and Political Subdivisions Debt Securities - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Available-for-Sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 66,849,015	$ 41,660,651
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(15,299,665)	(896,338)
Available-for-Sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	4,233,076	652,921
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(1,559,662)	(52,078)
Available-for-Sale Securities, Continuous Unrealized Loss Position, Fair Value	71,082,091	42,313,572
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ (16,859,327)	$ (948,416)